Goodwill and Other Intangible Assets - Useful Lives of Other Amortized Intangible Assets by Asset Class (Detail) - Useful lives in years up to [Member]	Dec. 31, 2017
Internally generated intangible assets:
Software	10
Purchased intangible assets:
Customer-related intangible assets	20
Contract-based intangible assets	8
Other	80